Asset purchase agreement with Teva Pharmaceutical Industries Limited (Tables)	12 Months Ended
Mar. 31, 2019
Teva Pharmaceutical Industries Ltd [Member]
Disclosure Of Asset Purchase Agreement [Line Items]
Disclosure of details of asset purchase agreement [Text Block]
Tabulated below are the details of products acquired and the respective purchase prices in U.S.$, along with the corresponding amount in Rs. as of the payment date:

Particulars of the ANDA	Purchase Price (U.S.$)		Purchase Price (Rs.)
Ethinyl estradiol/Ethonogestrel Vaginal Ring (a generic equivalent to NuvaRing®)	U.S.$	185	Rs.	12,351
Buprenorphine HCl/Naloxone HCl Sublingual Film (a generic equivalent to Suboxone® sublingual film)		70		4,673
Ramelteon Tablets (a generic equivalent to Rozerem®)		34		2,270
Others		61		4,072
Grand Total	U.S.$	350	Rs.	23,366